Expense Example - PGIM Muni High Income Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 405
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,326
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	905
Expense Example, with Redemption, 10 Years	1,752
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	770
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	$ 695